Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000256497
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class A
Trading Symbol	PIGFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Fundamental Growth Fund Class A @ NAV - $33,772	Victory Pioneer Fundamental Growth Fund Class A @ MOP - $31,829	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$9,425	$10,000	$10,000
3/17	$11,178	$10,535	$11,717	$11,576
3/18	$12,760	$12,026	$13,357	$14,036
3/19	$14,406	$13,578	$14,625	$15,825
3/20	$14,094	$13,283	$13,605	$15,969
3/21	$21,924	$20,663	$21,271	$25,989
3/22	$24,270	$22,873	$24,599	$29,882
3/23	$22,706	$21,400	$22,698	$26,624
3/24	$30,946	$29,165	$29,480	$37,007
3/25	$30,921	$29,142	$31,913	$39,879
3/26	$33,772	$31,829	$37,594	$47,382

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	9.22%	9.03%	12.94%
Class A @ MOP	2.96%	7.74%	12.27%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,786,549,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 42,644,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%

C000256499
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class C
Trading Symbol	FUNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$179	1.72%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Fundamental Growth Fund Class C @ NAV - $31,965	Victory Pioneer Fundamental Growth Fund Class C @ CDSC - $31,965	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$10,000	$10,000	$10,000
3/17	$11,098	$11,098	$11,717	$11,576
3/18	$12,592	$12,592	$13,357	$14,036
3/19	$14,118	$14,118	$14,625	$15,825
3/20	$13,729	$13,729	$13,605	$15,969
3/21	$21,204	$21,204	$21,271	$25,989
3/22	$23,305	$23,305	$24,599	$29,882
3/23	$21,652	$21,652	$22,698	$26,624
3/24	$29,290	$29,290	$29,480	$37,007
3/25	$29,266	$29,266	$31,913	$39,879
3/26	$31,965	$31,965	$37,594	$47,382

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	8.43%	8.24%	12.32%
Class C @ CDSC	7.56%	8.24%	12.32%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,786,549,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 42,644,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%

C000256495
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class R
Trading Symbol	PFGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$142	1.36%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Fundamental Growth Fund Class R - $32,579	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$10,000	$10,000
3/17	$11,141	$11,717	$11,576
3/18	$12,680	$13,357	$14,036
3/19	$14,274	$14,625	$15,825
3/20	$13,924	$13,605	$15,969
3/21	$21,582	$21,271	$25,989
3/22	$23,788	$24,599	$29,882
3/23	$22,170	$22,698	$26,624
3/24	$30,101	$29,480	$37,007
3/25	$29,954	$31,913	$39,879
3/26	$32,579	$37,594	$47,382

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	8.76%	8.58%	12.54%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,786,549,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 42,644,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%

C000256496
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class R6
Trading Symbol	PFGKX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Fundamental Growth Fund Class R6 - $35,087	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$10,000	$10,000
3/17	$11,224	$11,717	$11,576
3/18	$12,872	$13,357	$14,036
3/19	$14,594	$14,625	$15,825
3/20	$14,341	$13,605	$15,969
3/21	$22,393	$21,271	$25,989
3/22	$24,874	$24,599	$29,882
3/23	$23,348	$22,698	$26,624
3/24	$31,932	$29,480	$37,007
3/25	$32,019	$31,913	$39,879
3/26	$35,087	$37,594	$47,382

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	9.58%	9.40%	13.37%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,786,549,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 42,644,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%

C000256498
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class Y
Trading Symbol	FUNYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Fundamental Growth Fund Class Y - $3,471,787	S&P 500® Index (regulatory broad based index) - $3,759,447	Russell 1000® Growth Index - $4,738,165
3/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,121,131	$1,171,722	$1,157,562
3/18	$1,284,137	$1,335,668	$1,403,589
3/19	$1,454,655	$1,462,509	$1,582,515
3/20	$1,427,850	$1,360,457	$1,596,942
3/21	$2,227,279	$2,127,097	$2,598,918
3/22	$2,471,504	$2,459,899	$2,988,165
3/23	$2,318,294	$2,269,786	$2,662,407
3/24	$3,166,512	$2,948,026	$3,700,652
3/25	$3,171,347	$3,191,288	$3,987,942
3/26	$3,471,787	$3,759,447	$4,738,165

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	9.47%	9.28%	13.25%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,786,549,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 42,644,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%

C000256539
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class A
Trading Symbol	MAFRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class A @ NAV - $13,243	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,835	ICE BofA 3-Month US Treasury Bill Index - $12,502
3/16	$10,000	$10,000	$10,000
3/17	$10,233	$10,044	$10,036
3/18	$10,410	$10,165	$10,146
3/19	$10,641	$10,620	$10,362
3/20	$10,212	$11,569	$10,596
3/21	$10,867	$11,651	$10,609
3/22	$10,884	$11,168	$10,615
3/23	$11,158	$10,633	$10,881
3/24	$12,002	$10,814	$11,451
3/25	$12,703	$11,342	$12,021
3/26	$13,243	$11,835	$12,502

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.25%	4.03%	2.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]
AssetsNet	$ 8,082,066,000
Holdings Count | Holding	1,175
Advisory Fees Paid, Amount	$ 22,643,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%

C000256540
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class C
Trading Symbol	MAUCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ NAV - $12,943	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ CDSC - $12,943	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,835	ICE BofA 3-Month US Treasury Bill Index - $12,502
3/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,200	$10,200	$10,044	$10,036
3/18	$10,332	$10,332	$10,165	$10,146
3/19	$10,538	$10,538	$10,620	$10,362
3/20	$10,101	$10,101	$11,569	$10,596
3/21	$10,717	$10,717	$11,651	$10,609
3/22	$10,702	$10,702	$11,168	$10,615
3/23	$10,938	$10,938	$10,633	$10,881
3/24	$11,730	$11,730	$10,814	$11,451
3/25	$12,416	$12,416	$11,342	$12,021
3/26	$12,943	$12,943	$11,835	$12,502

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	3.93%	3.72%	2.61%
Class C @ CDSC	2.94%	3.72%	2.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 8,082,066,000
Holdings Count | Holding	1,175
Advisory Fees Paid, Amount	$ 22,643,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%

C000256541
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class R6
Trading Symbol	MAUKX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6 - $13,555	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,835	ICE BofA 3-Month US Treasury Bill Index - $12,502
3/16	$10,000	$10,000	$10,000
3/17	$10,255	$10,044	$10,036
3/18	$10,444	$10,165	$10,146
3/19	$10,710	$10,620	$10,362
3/20	$10,322	$11,569	$10,596
3/21	$11,008	$11,651	$10,609
3/22	$11,051	$11,168	$10,615
3/23	$11,355	$10,633	$10,881
3/24	$12,242	$10,814	$11,451
3/25	$12,987	$11,342	$12,021
3/26	$13,555	$11,835	$12,502

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	4.38%	4.25%	3.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 8,082,066,000
Holdings Count | Holding	1,175
Advisory Fees Paid, Amount	$ 22,643,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%

C000256538
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class Y
Trading Symbol	MYFRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class Y - $1,343,450	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,183,479	ICE BofA 3-Month US Treasury Bill Index - $1,250,159
3/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,024,544	$1,004,406	$1,003,570
3/18	$1,042,665	$1,016,489	$1,014,649
3/19	$1,068,461	$1,062,033	$1,036,166
3/20	$1,028,009	$1,156,913	$1,059,616
3/21	$1,095,410	$1,165,130	$1,060,857
3/22	$1,098,751	$1,116,752	$1,061,528
3/23	$1,128,148	$1,063,334	$1,088,113
3/24	$1,215,293	$1,081,390	$1,145,147
3/25	$1,288,250	$1,134,159	$1,202,095
3/26	$1,343,450	$1,183,479	$1,250,159

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	4.28%	4.17%	3.00%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 8,082,066,000
Holdings Count | Holding	1,175
Advisory Fees Paid, Amount	$ 22,643,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%